Note 18 - Income Taxes - Income Tax Loss Carryforwards Expiration Dates (Details) $ in Thousands	Jan. 31, 2020 USD ($)
Operating loss carryforwards	$ 55,401
Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Operating loss carryforwards	1,609
Foreign Tax Authority [Member] | EMEA Income Tax Authority [Member]
Operating loss carryforwards	43,642
Foreign Tax Authority [Member] | Asia Pacific Income Tax Authority [Member]
Operating loss carryforwards	4,136
Domestic Tax Authority [Member]
Operating loss carryforwards	6,014
Tax Year 2021 [Member]
Operating loss carryforwards	585
Tax Year 2021 [Member] | Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Operating loss carryforwards
Tax Year 2021 [Member] | Foreign Tax Authority [Member] | EMEA Income Tax Authority [Member]
Operating loss carryforwards
Tax Year 2021 [Member] | Foreign Tax Authority [Member] | Asia Pacific Income Tax Authority [Member]
Operating loss carryforwards	585
Tax Year 2021 [Member] | Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Operating loss carryforwards
Tax Year 2022 [Member]
Operating loss carryforwards	509
Tax Year 2022 [Member] | Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Operating loss carryforwards
Tax Year 2022 [Member] | Foreign Tax Authority [Member] | EMEA Income Tax Authority [Member]
Operating loss carryforwards
Tax Year 2022 [Member] | Foreign Tax Authority [Member] | Asia Pacific Income Tax Authority [Member]
Operating loss carryforwards	264
Tax Year 2022 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating loss carryforwards	245
Tax Year 2023 [Member]
Operating loss carryforwards	950
Tax Year 2023 [Member] | Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Operating loss carryforwards
Tax Year 2023 [Member] | Foreign Tax Authority [Member] | EMEA Income Tax Authority [Member]
Operating loss carryforwards	651
Tax Year 2023 [Member] | Foreign Tax Authority [Member] | Asia Pacific Income Tax Authority [Member]
Operating loss carryforwards	46
Tax Year 2023 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating loss carryforwards	253
Tax Year 2024 [Member]
Operating loss carryforwards	542
Tax Year 2024 [Member] | Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Operating loss carryforwards
Tax Year 2024 [Member] | Foreign Tax Authority [Member] | EMEA Income Tax Authority [Member]
Operating loss carryforwards	126
Tax Year 2024 [Member] | Foreign Tax Authority [Member] | Asia Pacific Income Tax Authority [Member]
Operating loss carryforwards	171
Tax Year 2024 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating loss carryforwards	245
Tax Year 2025 [Member]
Operating loss carryforwards	245
Tax Year 2025 [Member] | Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Operating loss carryforwards
Tax Year 2025 [Member] | Foreign Tax Authority [Member] | EMEA Income Tax Authority [Member]
Operating loss carryforwards
Tax Year 2025 [Member] | Foreign Tax Authority [Member] | Asia Pacific Income Tax Authority [Member]
Operating loss carryforwards
Tax Year 2025 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating loss carryforwards	245
After Tax Year 2025 [Member]
Operating loss carryforwards	52,570
After Tax Year 2025 [Member] | Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Operating loss carryforwards	1,609
After Tax Year 2025 [Member] | Foreign Tax Authority [Member] | EMEA Income Tax Authority [Member]
Operating loss carryforwards	42,865
After Tax Year 2025 [Member] | Foreign Tax Authority [Member] | Asia Pacific Income Tax Authority [Member]
Operating loss carryforwards	3,070
After Tax Year 2025 [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating loss carryforwards	$ 5,026